Significant Accounting Policies - Summary of Amortization Method and Rate of Estimated Useful Life of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018
Software [member]
Disclosure Of Intangible Assets [Line Items]
Method	Double declining
Rate	50%
Health Canada Licenses [member]
Disclosure Of Intangible Assets [Line Items]
Method	Straight-line
Rate	Useful life of corresponding facilities
Israeli Codes [member]
Disclosure Of Intangible Assets [Line Items]
Method	Straight-line
Rate	Useful life of corresponding facilities